CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument, Unamortized Discount	$ 298,417	$ 0
Common Stock, Par or Stated Value Per Share	$ 0.002	$ 0.002
Common Stock, Shares Authorized	1,000,000	1,000,000
Common Stock, Shares, Issued	1,000,000	1,000,000
Common Stock, Shares, Outstanding	1,000,000	1,000,000